Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under Financial Accounting Standards Board Accounting Standards Codification Topic No. 820, Fair Value Measurement, are described as follows:

•
Level 1 — inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
•
Level 2 — inputs to the valuation methodology include:
•
quoted prices for similar assets or liabilities in active markets;
•
quoted prices for identical or similar assets or liabilities in inactive markets;
•
inputs other than quoted prices that are observable for the asset or liability;
•
inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024. These methodologies were consistently applied to all investments of the Plan.

Cash and cash equivalents (money market funds)

Demand deposit funds are carried at amortized cost which approximates fair value. The investments are classified within Level 2 of the valuation hierarchy.

Common stock

Common stock is valued at the closing price reported on the active market on which the individual securities are traded. All common stock is classified within Level 1 of the valuation hierarchy.

Common/collective trust funds

The common/collective trust funds (“CCT”) are valued using Net Asset Value (“NAV”) per share as a practical expedient. NAV is based on the fair value of the underlying investments held by the fund less its liabilities. In accordance with GAAP, since each CCT is measured using the NAV per share practical expedient, the CCT’s are not classified in the fair value hierarchy. The fair value amounts for the CCT’s presented in the table below are intended to permit reconciliation to the amounts presented in the Statements of Net Assets Available for Benefits.

Collective investment trusts

The collective investment trusts (“CIT”) are tax-exempt, pooled investment vehicles that are valued daily by the CIT manager. CIT funds are not regulated by the Securities and Exchange Commission (“SEC”). They are regulated through the Office of the Comptroller of the Currency. CIT’s are not publicly traded, however the daily price of the funds are publicly available through the Nasdaq Fund Network. All CITs are classified within Level 2 of the valuation hierarchy.

Mutual funds

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. All mutual funds are classified within Level 1 of the valuation hierarchy.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024. The Plan has no assets classified within Level 3 of the valuation hierarchy. Additionally, there were no transfers in or out of Level 3 investments during 2025 or 2024.

Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Total
Cash and cash equivalents (money market funds)	$—	$5,563,956	$5,563,956
Collective investment trusts	—	25,036,897	25,036,897
Mutual funds	83,259,657	—	83,259,657
Common stock	23,462,659	—	23,462,659
Total investments in the fair value hierarchy	$106,722,316	$30,600,853	137,323,169
Investments measured at net asset value (a)			7,673,691
Total investments at fair value			$144,996,860

Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Total
Cash and cash equivalents (money market funds)	$—	$3,857,778	$3,857,778
Collective investment trusts	—	22,361,982	22,361,982
Mutual funds	77,939,599	—	77,939,599
Common stock	23,283,443	—	23,283,443
Total investments in the fair value hierarchy	$101,223,042	$26,219,760	127,442,802
Investments measured at net asset value (a)			7,956,278
Total investments at fair value			$135,399,080

(a)
In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV as a practical expedient as of December 31, 2025 and 2024.

Fair Values as of December 31, 2025
Fund	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund Class 20	$7,673,691	N/A	Daily	Daily

Total	$7,673,691

Fair Values as of December 31, 2024
Fund	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund Class 20	$7,956,278	N/A	Daily	Daily

Total	$7,956,278